DERIVATIVE LIABILITIES - Narrative Top-Up Rights (Details) - CAD ($) $ in Thousands		12 Months Ended	13 Months Ended
	Mar. 10, 2021	Aug. 31, 2022	Sep. 30, 2023
Disclosure of financial liabilities [line items]
Private placement, net of issue costs (in shares)	14,584,098
Proportion of ownership interests held by non-controlling interests	19.90%
Liabilities		$ 69,049	$ 26,832
Top up rights
Disclosure of financial liabilities [line items]
Liabilities	$ 2,740	735	130
Revaluation of Warrants		$ (1,769)	$ 605